Schedule of Investments (unaudited)
November 30, 2024
iShares® MSCI Spain ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Banks — 27.1%
Banco Bilbao Vizcaya Argentaria SA	4,361,217	$41,196,688
Banco de Sabadell SA	18,446,952	34,782,413
Banco Santander SA	29,937,023	138,207,502
CaixaBank SA	7,037,234	38,245,324
		252,431,927
Biotechnology — 1.9%
Grifols SA(a)(b)	1,907,087	17,390,645
Construction & Engineering — 8.6%
ACS Actividades de Construccion y Servicios SA	769,783	35,777,354
Ferrovial SE	1,075,519	44,368,392
		80,145,746
Diversified Telecommunication Services — 9.3%
Cellnex Telecom SA(c)	1,222,182	43,919,673
Telefonica SA	9,489,738	42,990,429
		86,910,102
Electric Utilities — 27.5%
Acciona SA	181,442	23,085,017
Endesa SA	1,525,207	33,435,896
Iberdrola SA	11,782,329	168,011,299
Redeia Corp. SA	1,742,363	31,121,987
		255,654,199
Hotels, Restaurants & Leisure — 4.4%
Amadeus IT Group SA	577,888	40,585,367
Oil, Gas & Consumable Fuels — 4.6%
Repsol SA	3,405,355	42,624,170
Specialty Retail — 11.6%
Industria de Diseno Textil SA	1,965,630	108,469,772
Security	Shares	Value
Transportation Infrastructure — 4.6%
Aena SME SA(c)	198,146	$42,912,847
Total Long-Term Investments — 99.6% (Cost: $901,715,088)		927,124,775
Short-Term Securities
Money Market Funds — 1.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.79%(d)(e)(f)	7,737,439	7,741,307
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.62%(d)(e)	2,100,000	2,100,000
Total Short-Term Securities — 1.1% (Cost: $9,842,081)		9,841,307
Total Investments — 100.7% (Cost: $911,557,169)		936,966,082
Liabilities in Excess of Other Assets — (0.7)%		(6,071,143)
Net Assets — 100.0%		$930,894,939

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/24	Shares Held at 11/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$7,742,234 (a)	$—	$(153)	$(774)	$7,741,307	7,737,439	$2,129 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	330,000	1,770,000 (a)	—	—	—	2,100,000	2,100,000	3,617	—
				$(153)	$(774)	$9,841,307		$5,746	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® MSCI Spain ETF

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
IBEX 35 Index	23	12/20/24	$2,835	$5,723
OTC Total Return Swaps
Reference Entity	Payment Frequency	Counterparty(a)	Termination Date	Net Notional	Accrued Unrealized Appreciation (Depreciation)	Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage
Equity Securities Long	Monthly	Goldman Sachs Bank USA(b)	08/19/26	$10,410	$(152)(c)	$10,324	0.0%
	Monthly	HSBC Bank PLC(d)	02/08/28	67,372	1,085 (e)	69,269	0.0
	Monthly	JPMorgan Chase Bank NA(f)	02/10/25	581,471	(3,088)(g)	578,709	0.1
					$(2,155)	$658,302

(a)
The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.

(c)	Amount includes $(66) of net dividends and financing fees.
(e)	Amount includes $(812) of net dividends, payable for referenced securities purchased and financing fees.
(g)	Amount includes $(326) of net dividends, payable for referenced securities purchased and financing fees.

The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:
	(b)	(d)	(f)
Range: Benchmarks:	45 basis points EUR - 1D Euro Short Term Rate (ESTR)	45 basis points EUR - 1D Euro Short Term Rate (ESTR)	0 basis points EUR - 1D Euro Short Term Rate (ESTR)

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® MSCI Spain ETF

The following table represents the individual long positions and related values of equity securities underlying the total return swap with Goldman Sachs Bank USA as of period end, termination date August 19, 2026.
	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Electric Utilities
Red Electrica Corp. SA	578	$10,324	100.0%
Net Value of Reference Entity — Goldman Sachs Bank USA		$10,324
The following table represents the individual long positions and related values of equity securities underlying the total return swap with HSBC Bank PLC as of period end, termination date February 8, 2028.
	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Electric Utilities
Red Electrica Corp. SA	0	$69,269	100.0%
Net Value of Reference Entity — HSBC Bank PLC		$69,269
The following table represents the individual long positions and related values of equity securities underlying the total return swap with JPMorgan Chase Bank NA as of period end, termination date February 10, 2025.
	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Electric Utilities
Red Electrica Corp. SA	32,399	$578,709	100.0%
Net Value of Reference Entity — JPMorgan Chase Bank NA		$578,709
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$—	$927,124,775	$—	$927,124,775
Short-Term Securities
Money Market Funds	9,841,307	—	—	9,841,307
	$9,841,307	$927,124,775	$—	$936,966,082

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® MSCI Spain ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$6,808	$—	$6,808
Liabilities
Equity Contracts	—	(3,240)	—	(3,240)
	$—	$3,568	$—	$3,568

(a)	Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.